Summarized Financial Information for Affiliates, Statements of Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Tata Teleservices Limited
Schedule of Equity Method Investments [Line Items]
Operating revenues	¥ 238,040	¥ 227,582	¥ 210,092
Operating income (loss)	(19,853)	(28,683)	(33,477)
Income (loss) from continuing operations	(79,390)	(85,026)	(72,301)
Net income (loss)	(79,390)	(85,026)	(72,301)
Net income (loss) attributable to shareholders' of the affiliates	(78,742)	(84,613)	(70,858)
Other Affiliates
Schedule of Equity Method Investments [Line Items]
Operating revenues	991,113	911,020	820,708
Operating income (loss)	168,368	171,193	156,955
Income (loss) from continuing operations	127,466	122,511	136,382
Net income (loss)	127,466	122,511	136,382
Net income (loss) attributable to shareholders' of the affiliates	¥ 127,468	¥ 122,324	¥ 119,567